Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

As of June 30, 2022 and March 31, 2023, accounts receivable consisted of the following:

	As of June 30,	As of March 31,
	2022	2023
Accounts receivable – gross	$8,260,574	$16,713,949
Allowance for doubtful accounts	-	(1,301,180)
Accounts receivables, net	$8,260,574	$15,412,769

The Company recorded $0, $1,827,265, $0 and $2,226,090 bad debt expense for the three months ended March 31, 2022 and 2023 and nine months ended March 31, 2022 and 2023, respectively.

5. ACCOUNTS RECEIVABLE

As of June 30, 2021 and 2022, accounts receivable consisted of the following:

	As of June 30,
	2021	2022
Accounts receivable – gross	$4,305,271	$8,260,574
Allowance for doubtful accounts	-	-
Accounts receivables	$4,305,271	$8,260,574

The Company recorded bad debt expense of $272,235 and nil for years ended June 30, 2021 and 2022 respectively.